Segment information	12 Months Ended
Jun. 30, 2023
Segment information
Segment information

Segment information

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2023
Income statement
External turnover	6 386	7 234	116 235	67 772	44 492	47 577	—	—	289 696
Segment turnover	27 666	11 988	118 708	70 586	44 942	48 194	—	(32 388)	289 696
Intersegmental turnover	(21 280)	(4 754)	(2 473)	(2 814)	(450)	(617)	—	32 388	—
Materials, energy and consumables used	(8 508)	(3 834)	(76 043)	(27 548)	(28 605)	(39 427)	(210)	31 878	(152 297)
Selling and distribution costs	—	—	(43)	(4 974)	(3 773)	(1 717)	—	37	(10 470)
Maintenance expenditure	(4 056)	(345)	(4 361)	(3 565)	(2 324)	(1 120)	(719)	1 414	(15 076)
Employee-related expenditure	(6 743)	(637)	(4 544)	(5 426)	(4 588)	(5 403)	(6 394)	191	(33 544)
Depreciation and amortisation	(2 394)	(569)	(2 242)	(4 197)	(4 645)	(1 699)	(745)	—	(16 491)
Other expenses and income	(3 441)	(73)	(5 211)	(6 303)	(5 466)	884	11 719	(1 132)	(9 023)
Equity accounted profits, net of tax	2	439	2 038	144	—	—	—	—	2 623
Remeasurement items affecting operating profit	54	(537)	(35 430)	(1 048)	3 916	(900)	47	—	(33 898)
Earnings/(loss) before interest and tax (EBIT/LBIT)	2 580	6 432	(7 128)	17 669	(543)	(1 188)	3 698	—	21 520
Statement of cash flows
Additions to non-current assets[1]	2 979	5 600	8 909	8 202	2 491	1 827	846	—	30 854

1Excludes capital project related payables.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels*	Africa	America	Eurasia	Centre	Adjustments	Total*
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2022[1]
Income statement
External turnover	6 370	7 789	97 996	64 054	41 496	55 011	30	—	272 746
Segment turnover	24 386	11 941	99 972	67 275	41 926	55 419	56	(28 229)	272 746
Intersegmental turnover	(18 016)	(4 152)	(1 976)	(3 221)	(430)	(408)	(26)	28 229	—
Materials, energy and consumables used	(6 063)	(2 055)	(59 525)	(22 681)	(21 243)	(40 094)	(162)	27 824	(123 999)
Selling and distribution costs	—	—	(49)	(3 934)	(2 920)	(1 811)	—	37	(8 677)
Maintenance expenditure	(3 492)	(728)	(3 602)	(3 063)	(2 078)	(956)	(589)	1 186	(13 322)
Employee-related expenditure	(5 826)	(772)	(4 491)	(5 424)	(4 003)	(5 454)	(6 611)	126	(32 455)
Depreciation and amortisation	(2 230)	(500)	(1 468)	(3 667)	(3 917)	(1 576)	(715)	—	(14 073)
Other expenses and income	(3 090)	(1 759)	(5 704)	(5 867)	(3 977)	(941)	(9 552)	(944)	(31 834)
Equity accounted (losses)/profits, net of tax	(1)	(4)	3 043	90	—	—	—	—	3 128
Remeasurement items affecting operating profit	(228)	8 499	(217)	1 343	(2 807)	2 965	348	—	9 903
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 456	14 622	27 959	24 072	981	7 552	(17 225)	—	61 417
Statement of cash flows
Additions to non-current assets[2]	2 552	2 569	6 325	7 308	1 909	1 402	648	—	22 713
*	The Group has revised Turnover and Materials, energy and consumables used for the Fuels segment by R2 992 million respectively for 2022. The error had no impact on earnings, refer note 1.
1	The comparative information has been enhanced to include material items of expenses that impact on the profit measure. Comparative amounts have been provided.
2	Excludes capital project related payables.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2021[1]
Income statement
External turnover	2 025	7 321	59 393	58 260	29 358	45 539	14	—	201 910
Segment turnover	21 704	10 990	60 649	60 597	29 360	46 038	26	(27 454)	201 910
Intersegmental turnover	(19 679)	(3 669)	(1 256)	(2 337)	(2)	(499)	(12)	27 454	—
Materials, energy and consumables used	(5 066)	(1 185)	(41 476)	(22 126)	(12 965)	(29 675)	(133)	27 256	(85 370)
Selling and distribution costs	—	—	(21)	(3 836)	(2 289)	(1 910)	—	30	(8 026)
Maintenance expenditure	(3 104)	(364)	(3 181)	(2 985)	(1 966)	(1 021)	(381)	887	(12 115)
Employee-related expenditure	(5 232)	(826)	(4 311)	(6 788)	(4 173)	(6 063)	(5 759)	304	(32 848)
Depreciation and amortisation	(2 223)	(1 463)	(3 401)	(4 461)	(3 637)	(1 687)	(772)	—	(17 644)
Other expenses and income	(2 803)	(1 151)	(3 975)	(5 638)	(3 550)	(1 089)	12 345	(1 023)	(6 884)
Equity accounted (losses)/profits, net of tax	(3)	—	742	83	—	1	(9)	—	814
Remeasurement items affecting operating profit	(46)	655	(23 196)	(7 889)	7 336	86	(164)	—	(23 218)
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 227	6 656	(18 170)	6 957	8 116	4 680	5 153	—	16 619
Statement of cash flows
Additions to non-current assets[2]	2 704	711	3 549	5 508	1 152	1 796	528	—	15 948
1	The comparative information has been enhanced to include material items of expenses that impact on the profit measure. Comparative amounts have been provided.
2	Excludes capital project related payables.

Geographic region information*

South
	Africa**	Mozambique	United States	Europe	Rest of World	Total**
	Rm	Rm	Rm	Rm	Rm	Rm
2023
External turnover[1]	142 804	1 146	46 334	55 996	43 416	289 696
Earnings before interest and tax (EBIT)[2]	7 872	1 051	1 899	4 957	5 741	21 520
Tax paid	11 516	1 837	12	493	94	13 952
Non-current assets[3]	67 389	18 915	143 714	19 708	11 083	260 809
2022
External turnover[1]	130 411	1 921	44 080	58 177	38 157	272 746
Earnings before interest and tax (EBIT)[2]	29 305	965	4 644	12 406	14 097	61 417
Tax paid	11 739	1 001	36	657	98	13 531
Non-current assets[3]	90 524	15 036	123 618	16 161	10 122	255 461
2021
External turnover[1]	84 844	1 799	31 247	48 529	35 491	201 910
(Loss)/earnings before interest and tax ((LBIT)/EBIT)[2]	(7 523)	2 323	9 616	5 354	6 849	16 619
Tax paid/(received)	6 622	927	(3 340)	997	74	5 280
Non-current assets[3]	76 070	14 100	113 088	16 748	10 471	230 477
*

In the current year, the geographic area information was reorganised to separately disclose information relating to Mozambique (which was previously grouped under Rest of Africa) while information relating to the rest of the countries in Africa and North America were aggregated with countries in the Rest of World column. Comparative amounts have been adjusted accordingly.

**	The Group has revised Turnover for South Africa by R2 992 million for 2022. The error had no impact on earnings, refer note 1.
1	The analysis of turnover is based on the location of the customer.
2	Includes equity accounted profits remeasurement items.
3	Excludes deferred tax assets and post-retirement benefit assets.

Reporting segments

The Group’s operating model comprises of two distinct businesses, Energy and Chemicals. The Energy business manages the marketing and sales of all fuel, coal, gas and oil products in Southern Africa. The Chemicals business includes the marketing and sales of all chemical products in Africa, America and Eurasia. The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol is the President and Chief Executive Officer. The Energy business reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market. The Chemicals business reportable segments are differentiated by the regions in which they operate. The Group has six main reportable segments that reflect the structure used by the President and Chief Executive Officer to make key operating decisions and assess performance. The Group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

Energy business

The Energy business operates integrated value chains with feedstock sourced from the Mining and Gas operating segments and processed at our operations in Secunda, Sasolburg and National Petroleum Refiners of South Africa (Pty) Ltd (Natref). There are also associated assets outside South Africa which include the Pande-Temane Petroleum Production Agreement in Mozambique and ORYX GTL (gas to liquids) in Qatar.

Mining

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Operations (SO), for utility purposes to Sasolburg Operations and to third parties in the export market. Coal is supplied to SO on arms-length terms and to Sasolburg Operations based on a long-term supply contract with inflation linked escalation. The price of export coal is based on the Free on Board Richards Bay index.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer
On delivery	At the point in time when the coal is delivered to the customer.

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

Gas

The Gas segment reflects the upstream feedstock, transport of gas through the Republic of Mozambique Pipeline Investments Company (ROMPCO) pipeline, and external natural and methane rich gas sales.

Mozambican gas is sold under long-term contracts to the Sasol operations and to external customers. Condensate is sold on short-term contracts. In South Africa, gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Analysis of gas and tests of the specifications and content are performed prior to delivery. Turnover from all gas sales is recognised on delivery.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:
• Gas reaches the inlet coupling of the customer’s pipeline.
• Condensate is loaded onto the customer’s truck.

These are the points when the customer controls the gas, condensate or oil, or directs the use of it. The customer is responsible for transportation and handling costs in terms of gas, condensate and oil.

Fuels

The Fuels segment comprises the sales and marketing of liquid fuels produced in South Africa. Sasol supplies approximately 40% of South Africa’s domestic fuel needs through retail and wholesale channels. Liquid fuels are blended from fuel components produced by the SO, crude oil refined at Natref, as well as some products purchased from other refiners as well as fuel imports. Liquid fuel products are sold under both short- and long-term agreements for both retail sales and commercial sales, including sales to other oil companies.

Liquid fuel prices are mainly driven by the Basic Fuel Price (BFP). Sales through wholesale is at BFP plus costs such as transportation and storage. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover is recognised as follows:

Delivery terms	Control passes to the customer:

On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the customer pipeline.
Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.
Carriage Paid To

Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place – where the seller is responsible for freight costs, which are included in the contract.

The Fuels segment also develops, implements and manages the Group’s international business ventures based on Sasol’s proprietary gas-to-liquids (GTL) technology. Sasol holds 49% in ORYX GTL in Qatar.

Chemicals business

Chemical products are grouped into Advanced Materials, Base Chemicals, Essential Care Chemicals and Performance Solutions.

The Chemicals businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised in accordance with the related contract terms, at the point at which control transfers to the customer and prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.

Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.

Carriage Paid To (CPT); Cost Insurance Freight (CIF); Carriage and Insurance Paid (CIP); and Cost Freight Railage (CFR)	Products — CPT: At the point in time when the product is delivered to a specified location or main carrier.

Products — CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Carriage, insurance and freight: Over the period of transporting the products to the customer’s nominated place – where the seller is responsible for carriage, freight and insurance costs, which are included in the contract.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.

Delivered at Place	At the point in time when products are delivered to and signed for by the customer.

Consignment Sales	As and when products are consumed by the customer.

Corporate Centre

The Corporate Centre includes head office and centralised treasury operations.